Statement of cash flows - Schedule of reconciliation of profit before tax to cash generated from operation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flow
Operating profit	£ 2,682	£ 2,323	£ 1,884	£ 1,525	£ 2,101
Share of results of joint ventures and associates	(46)	(19)	(29)
Amortisation of acquired intangible assets	279	294	297
Amortisation of internally developed intangible assets	330	309	295
Amortisation of pre-publication cost	76	72	60
Depreciation of property, plant and equipment	43	47	52
Depreciation of right-of-use assets	65	63	80
Share based remuneration	56	46	45
Total non-cash items	849	831	829
Increase in inventories and pre-publication costs	(90)	(103)	(73)
Increase in receivables	(24)	(251)	(103)
(Decrease)/increase in payables	(1)	280	(32)
Increase in working capital	(115)	(74)	(208)
Cash generated from operations	£ 3,370	£ 3,061	£ 2,476